INCOME TAX EXPENSE (RECOVERY) - Reconciliation of the combined Canadian federal and provincial statutory income tax rate to the effective tax rate (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of average effective tax rate and applicable tax rate
Combined statutory income tax rate (as a percent)	26.50%	26.50%
Increase (decrease) resulting from:
Mining taxes (as a percent)	5.00%	4.40%
Resource allowance and depletion (as a percent)	0.00%	1.10%
Difference in foreign tax rates and foreign exchange on deferred income taxes within income tax expense (as a percent)	(19.10%)	94.00%
Benefit of losses not recognized (as a percent)	33.90%	(160.10%)
Recognition of tax attributes not previously benefited (as a percent)	(3.50%)	(44.00%)
Under (over) provided in prior periods (as a percent)	(8.90%)	(8.20%)
Income not subject to tax (as a percent)	(3.00%)	109.20%
Effect of non-taxable impairment reversal (as a percent)	(17.60%)	0.00%
Enacted rate change (as a percent)	0.10%
Accounting expenses disallowed for tax (as a percent)	9.80%	(17.20%)
Taxes on repatriation of foreign earnings (as a percent)	3.80%	(79.90%)
AMT Credit recovery due to U.S. Tax Reform (as a percent)	(29.70%)	0.00%
Other (as a percent)	(2.80%)	(9.20%)
Effective tax rate (as a percent)	(5.50%)	(83.40%)